Expense Example - FidelityActiveEquityETFs-ComboPRO - FidelityActiveEquityETFs-ComboPRO - Fidelity Women's Leadership ETF - Fidelity Women's Leadership ETF	Nov. 29, 2024 USD ($)
Expense Example:
1 year	$ 60
3 years	194
5 years	342
10 years	$ 770